LEASES - Operating leases recognized in balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease right-of-use assets	¥ 4,283	$ 587	¥ 6,869
Operating lease liabilities-current portion	2,841	389	4,373
Operating lease liabilities-non-current portion	¥ 1,604	$ 220	¥ 2,788